MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
MARKETABLE SECURITIES

NOTE 11. MARKETABLE SECURITIES – CURRENT

Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2014	2015
Equity securities	$29,022	$4
Open-end fund	318	—

	$29,340	$4

As of December 31, 2014 and 2015, the balances of unrealized gains for marketable securities - current were $9.4 million and $3 thousand, respectively. During 2013, 2014 and 2015, realized gains from the disposal of marketable securities - current amounted to $754 thousand, $8.8 million, and $14.1 million, respectively. The costs for calculating gains on disposal were based on each security’s average cost.

Noncurrent Assets
MARKETABLE SECURITIES

NOTE 14. MARKETABLE DEBT SECURITIES – NONCURRENT

Marketable debt securities – noncurrent consist of the following:

(in US$ thousands)	December 31, 2014
Available-for-sale securities
Debt securities	$4,744

Our Company’s marketable securities - noncurrent were invested in convertible preferred shares and were classified as available-for-sale securities.

We had considered and determined whether our investments in preferred shares were in-substance common shares which should be accounted for under the equity method. Given that our convertible preferred shares had substantive redemption rights and thus did not meet the criteria of in-substance common shares, we had accounted for them as debt securities.

As of December 31, 2014 and 2015, the balances of unrealized gains for marketable securities - noncurrent were $2.0 million and $0, respectively. During 2013, 2014 and 2015, realized gains (losses) from the disposal of marketable securities - non-current amounted to $985 thousand, ($171) thousand and $5.8 million, respectively. Gains (losses) on disposal were based on the security’s average cost.